NON-CONTROLLING INTEREST (Details 2)	12 Months Ended
Nov. 30, 2018 CAD ($)
Non Controlling Interest [Abstract]
Profit attributable to non-controlling interest	$ 37,516
Foreign exchange on translation	116,810
Comprehensive profit attributable to non-controlling interest	$ 154,326